POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 16, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

Effective as of January 16, 2015, Invesco Australia Limited is no longer a sub-adviser to PowerShares Active U.S. Real Estate Fund and any references in the Statement of Additional Information to Invesco Australia Limited are hereby removed.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-10 SUP-1 011615

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 16, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2014, AS SUPPLEMENTED MAY 23, 2014

Effective as of January 16, 2015, Invesco Australia Limited is no longer a sub-adviser to PowerShares Multi-Strategy Alternative Portfolio and any references in the Statement of Additional Information to Invesco Australia Limited are hereby removed.

Please Retain This Supplement For Future Reference.

P-LALT-SOAI-1 SUP-1 011615